Fees Summary	Aug. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 480,000.00
Total Fee Amount	66.29
Total Offset Amount	0.00
Net Fee	$ 66.29
Offering Table N/A
Offset Table N/A	N/A